Note 11 - Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring Basis

		Fair Value Measurement Using
(amounts in millions)	December 31, 2014	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Asset Category
Money market accounts	$15.4	$15.4	$—	$—
Available for sale equity securities	2.3	1.5	0.8	—
Derivatives	0.1	—	0.1	—
Total	$17.8	$16.9	$0.9	$—
Liability Category
Long term contingent consideration	$63.9	$—	$—	$63.9

		Fair Value Measurement Using
(amounts in millions)	December 31, 2013	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Asset Category
Money market accounts	$78.6	$78.6	$—	$—
Available for sale equity securities	2.3	1.5	0.8	—
Derivatives	0.2	—	0.2	—
Total	$81.1	$80.1	$1.0	$—
Liability Category
Long term contingent consideration	$34.8	$—	$—	$34.8

Fair Value Measurements, Nonrecurring

(amounts in millions)	December 31, 2014		December 31, 2013
	Carrying Value	Fair Value	Carrying Value	Fair Value
First lien secured credit facility, including current portion	$743.7	$728.8	$751.3	$752.6
USD Incremental Loans, including current portion	294.9	289.0	—	—
New Tranche B Term Loan, including current portion	129.0	126.5	—	—
Euro Tranche Term Loans, including current portion	246.2	241.3	—	—
Other	2.1	2.0	—	—
	$1,415.9	$1,387.6	$751.3	$752.6